UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 07/25/03


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      54
Form 13F Information Table Value Total:       $154,252


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AOL Time Warner Inc            COM              00184A105     1578    98080 SH       DEFINED                 82645        0    15435
American Express Co            COM              025816109     5111   122250 SH       DEFINED                108175        0    14075
American Intl Group Inc        COM              026874107     7864   142511 SH       DEFINED                124868        0    17643
Amgen Inc                      COM              031162100     2264    34330 SH       DEFINED                 31815        0     2515
Automatic Data Processing Inc  COM              053015103     5578   164733 SH       DEFINED                147091        0    17642
Avery Dennison Corp            COM              053611109     5045   100505 SH       DEFINED                 87280        0    13225
BP P.L.C. Spons ADR            COM              055622104      907    21590 SH       DEFINED                 21062        0      528
Bank of America Corp           COM              060505104      206     2606 SH       SOLE                     2606        0        0
Bristol-Myers Squibb Co        COM              110122108     1109    40835 SH       DEFINED                 32500        0     8335
Capital One Finl Corp          COM              14040H105     2945    59880 SH       DEFINED                 54415        0     5465
Carnival Corp                  COM              143658300     5925   182260 SH       DEFINED                165085        0    17175
Chevron Texaco Corp            COM              166764100      411     5698 SH       DEFINED                  4263        0     1435
Citigroup Inc                  COM              172967101      233     5454 SH       SOLE                     5454        0        0
Coca-Cola Company              COM              191216100      897    19320 SH       DEFINED                 14595        0     4725
Concord EFS                    COM              206197105     2003   136060 SH       DEFINED                123660        0    12400
Devon Energy Corp              COM              25179M103     3153    59042 SH       DEFINED                 50665        0     8377
Disney Walt Co.                COM              254687106      283    14350 SH       DEFINED                 10800        0     3550
EMC Corporation Mass           COM              268648102      983    93865 SH       DEFINED                 77033        0    16832
Exxon Mobil Corp               COM              30231G102     1306    36369 SH       DEFINED                 32499        0     3870
Fannie Mae                     COM              313586109     6469    95924 SH       DEFINED                 85271        0    10653
Gannett Company Inc            COM              364730101      768    10000 SH       SOLE                    10000        0        0
General Electric Co            COM              369604103     5413   188747 SH       DEFINED                154068        0    34679
Gillette Company               COM              375766102     1028    32275 SH       DEFINED                 27200        0     5075
Hewlett-Packard Co             COM              428236103     3691   173280 SH       DEFINED                143640        0    29640
Home Depot Inc                 COM              437076102      550    16600 SH       DEFINED                 11475        0     5125
Intel Corp                     COM              458140100      304    14600 SH       DEFINED                 11850        0     2750
International Business Machine COM              459200101     5159    62537 SH       DEFINED                 59547        0     2990
J.P. Morgan Chase & Co         COM              46625H100     5350   156513 SH       DEFINED                136299        0    20214
Johnson & Johnson              COM              478160104     4843    93676 SH       DEFINED                 62875        0    30801
Marsh & McLennan Cos Inc       COM              571748102     1193    23364 SH       SOLE                    23364        0        0
Medtronic Inc                  COM              585055106     1533    31965 SH       DEFINED                 28365        0     3600
Merck & Co Inc                 COM              589331107     7467   123312 SH       DEFINED                112856        0    10456
Microsoft Corp                 COM              594918104     5233   204080 SH       DEFINED                189370        0    14710
Motorola Inc                   COM              620076109     3688   391100 SH       DEFINED                348925        0    42175
Nordstrom Inc                  COM              655664100     5073   259885 SH       DEFINED                233835        0    26050
Omnicom Group                  COM              681919106     6832    95285 SH       DEFINED                 82900        0    12385
Pall Corp                      COM              696429307     3333   148129 SH       DEFINED                122839        0    25290
Pepsico Inc                    COM              713448108     6356   142835 SH       DEFINED                124455        0    18380
Pfizer Inc                     COM              717081103     5126   150102 SH       DEFINED                133436        0    16666
Pitney-Bowes, Inc              COM              724479100      776    20200 SH       DEFINED                 12850        0     7350
Procter & Gamble Company       COM              742718109     2702    30300 SH       DEFINED                 26625        0     3675
Qualcomm Inc.                  COM              747525103      296     8230 SH       SOLE                     8230        0        0
Radioshack Corp.               COM              750438103      201     7630 SH       SOLE                     7630        0        0
Royal Dutch Petroleum Co          Par Value 1.25780257804      784    16809 SH       DEFINED                 14659        0     2150
Sara Lee Corp                  COM              803111103      542    28812 SH       SOLE                    28812        0        0
Schlumberger Limited           COM              806857108     2666    56040 SH       DEFINED                 45336        0    10704
Solectron Corp.                COM              834182107      102    27195 SH       DEFINED                 22595        0     4600
Swift Energy Co                COM              870738101     2347   213343 SH       DEFINED                162982        0    50361
Vodafone Group Plc             Sponsored ADR    92857W100     2432   123785 SH       DEFINED                104910        0    18875
Wal Mart Stores Inc            COM              931142103     6548   122010 SH       DEFINED                107140        0    14870
Walgreen Co                    COM              931422109     5933   197104 SH       DEFINED                152175        0    44929
Wells Fargo & Co               COM              949746101      490     9714 SH       DEFINED                  8408        0     1306
Wyeth Corp                     COM              983024100      619    13588 SH       DEFINED                 11488        0     2100
Transocean Inc                 COM              G90078109      604    27511 SH       DEFINED                 22824        0     4687